united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Standpoint Multi-Asset Fund

Semi-Annual Report

April 30, 2024

Fund Adviser:
Standpoint Asset Management, LLC 4250 N. Drinkwater Blvd., Suite 300 Scottsdale, AZ 85251
Toll Free (866) 738-1128

Investment Results (Unaudited)

Average Annual Total Returns(a) as of April 30, 2024

				Since
				Inception
	Six Months	One Year	Three Year	(12/30/19)
Standpoint Multi-Asset Fund
Institutional Class	13.24%	15.09%	9.26%	13.23%
Investor Class	13.01%	14.69%	8.96%	12.95%
50% MSCI World Index(b) / 50% ICE BofA 3-month T-Bill Index(c)	11.63%	12.18%	4.51%	6.50%

		Expense Ratio(e)
		Institutional	Investor
		Class	Class
Gross		1.41%	1.68%
With Applicable Waivers		1.26%	1.51%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Standpoint Multi-Asset Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (866) 738-1128.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for less than one year are not annualized.

(b)	The MSCI World Index (the “MSCI Index”) is a widely followed, unmanaged group of stocks from 23 developed markets and is not available for purchase. The MSCI Index has over 1,500 constituents and covers approximately 85% of the free float-adjusted market capitalization in each country. The MSCI Index is reviewed quarterly and rebalanced semi-annually. The MSCI Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The MSCI Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. An individual cannot invest directly in the MSCI Index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The ICE BofA 3-Month U.S. Treasury Bill Index (“ICE BofA Index”) is an unmanaged market index of U.S. Treasury securities maturing in 90 days. The ICE BofA Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The ICE BofA Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the ICE BofA Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results (Unaudited) (continued)

The expense ratios, which include acquired fund fees and expenses of 0.02%, are from the Fund’s prospectus dated February 28, 2024. Standpoint Asset Management, LLC (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transactions and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees (the “Board”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.24% for each class of shares through February 28, 2025. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/ expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. This expense cap may not be terminated prior to this date except by the Board upon sixty days’ written notice to the Adviser. Additional information pertaining to the Fund’s expense ratios as of April 30, 2024 can be found in the financial highlights, which do not include acquired fund fees and expenses.

You should consider the Fund’s investment objective, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (866) 738-1128.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Fund Holdings (Unaudited)

Standpoint Multi-Asset Fund Holdings as of April 30, 2024*

*	As a percentage of net assets.

Percentages shown exclude derivative investments, such as future contracts.

The investment objective of the Fund is to seek positive absolute returns.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov and on the Fund’s website at www.standpointfunds.com.

Standpoint Multi-Asset Fund
Consolidated Schedule of Investments
April 30, 2024 - (Unaudited)

Exchange-Traded Funds — 43.44%	Shares	Fair Value
iShares Core MSCI International Developed Markets ETF	530,200	$34,420,584
iShares Core MSCI Total International Stock ETF	503,600	33,353,428
iShares Core S&P 500 ETF	122,300	61,693,012
Schwab US Large-Cap ETF	1,029,300	61,274,229
SPDR Portfolio S&P 500 ETF	1,046,500	61,806,290
Vanguard FTSE All-World ex-US ETF	581,100	33,227,298
Vanguard S&P 500 ETF	133,800	61,739,334
Vanguard Total International Stock ETF	562,600	33,137,140

Total Exchange-Traded Funds (Cost $313,164,702)		380,651,315

	Principal
U.S. Government & Agencies — 27.22%(a)(b)	Amount
United States Treasury Bill 5.30%, 05/23/2024	$46,173,000	46,024,156
United States Treasury Bill 5.23%, 07/23/2024	120,000,000	118,547,084
United States Treasury Bill 5.26%, 08/06/2024	75,000,000	73,939,568

Total U.S. Government & Agencies (Cost $238,555,494)		238,510,808

Total Investments — 70.66% (Cost $551,720,196)		619,162,123

Other Assets in Excess of Liabilities — 29.34%(c)		257,031,532

Net Assets — 100.00%		$876,193,655

(a)	The rate shown represents effective yield at time of purchase.

(b)	Non-income producing security.

(c)	Includes cash held as margin for futures contracts.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts
April 30, 2024 - (Unaudited)
				Value and
				Unrealized
				Appreciation
	Contracts	Expiration Date	Notional Value	(Depreciation)
LONG CONTRACTS
ASX SPI 200 Index Future	99	June 2024	$12,320,492	$(59,310)
Cocoa Future(a)	100	July 2024	9,283,000	(369,500)
Coffee ‘C’ Future(a)	158	July 2024	12,836,513	521,982
Copper Future(a)	160	July 2024	18,258,000	623,200
E-Mini S&P 500 Future	695	June 2024	176,078,250	(6,047,127)
Euro STOXX 50 Future	814	June 2024	42,550,790	(499,886)
Euro-BTP Italian Government Bond Future	219	June 2024	27,349,285	(109,172)
FTSE 100 Index Future	166	June 2024	16,924,022	504,699
Gold Future(a)	274	June 2024	63,099,460	3,230,670
Lean Hog Future(a)	160	June 2024	6,558,400	(348,240)
LME Copper Future(a)	66	June 2024	16,409,877	1,361,889
LME Primary Aluminum Future(a)	169	June 2024	10,892,177	398,777
LME Zinc Future(a)	52	June 2024	3,791,879	145,104
London Cocoa Future(a)	145	September 2024	13,314,422	(2,501,460)
London Robusta Coffee Future(a)	66	July 2024	2,653,860	196,100
Mexican Peso Future	621	June 2024	18,005,895	(336,915)
MSCI EAFE Index Future	153	June 2024	17,346,375	(646,080)
Nikkei 225 Future	81	June 2024	19,757,977	(651,831)
S&P TSX 60 Index Future	77	June 2024	14,595,184	(174,056)
SGX MSCI Singapore Index Future	21	May 2024	466,301	1,128
Silver Future(a)	95	August 2024	12,660,650	(968,870)
Tokyo Price Index Future	174	June 2024	30,307,015	740,384
				$(4,988,514)
SHORT CONTRACTS
5-Year US Treasury Note Future	(3,285)	July 2024	$(344,078,088)	$412,030
Canada Canola Future(a)	(192)	July 2024	(1,723,711)	65,135
CBOE Volatility Index (VIX) Future	(126)	May 2024	(1,973,588)	88,102
Chicago SRW Wheat Future(a)	(157)	July 2024	(4,735,513)	(239,700)
Corn Future(a)	(1,060)	July 2024	(23,677,750)	(10,225)
Crude Soybean Oil Future(a)	(341)	July 2024	(8,799,846)	707,424
Hard Red Winter Wheat Future(a)	(118)	July 2024	(3,747,975)	(360,400)
Japanese Yen Future	(575)	June 2024	(45,917,344)	3,292,631
Milling Wheat Future(a)	(92)	September 2024	(1,113,418)	(58,722)
Natural Gas Future(a)	(875)	June 2024	(20,291,250)	25,440
Soybean Future(a)	(499)	July 2024	(29,016,850)	292,325
Soybean Meal Future(a)	(333)	July 2024	(11,718,270)	(488,000)
Swiss Franc Future	(142)	June 2024	(19,414,950)	409,788
				$4,135,828

(a)	Holding of the Standpoint Multi-Asset (Cayman) Fund, Ltd.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund
Consolidated Statement of Assets and Liabilities
April 30, 2024 - (Unaudited)

Assets
Investments in securities, at fair value (cost $551,720,196)	$619,162,123
Foreign currencies, at value (cost $33,944,378)	33,646,976
Cash and cash equivalents	214,992,475
Receivable for fund shares sold	12,834,983
Prepaid expenses	47,230
Total Assets	880,683,787

Liabilities
Payable for fund shares redeemed	535,883
Payable for net variation margin on futures contracts	3,003,087
Payable to Adviser, net of waiver	797,700
Accrued 12b-1 fees - Investor class	18,645
Payable to affiliates	85,891
Other accrued expenses	48,916
Total Liabilities	4,490,122
Net Assets	$876,193,665

Net Assets consist of:
Paid-in capital	$773,142,536
Accumulated earnings	103,051,129
Net Assets	$876,193,665

Net Assets: Institutional Class	$825,448,668
Shares outstanding (unlimited number of shares authorized, no par value)	55,187,856
Net asset value, offering and redemption price per share	$14.96
Net Assets: Investor Class	$50,744,997
Shares outstanding (unlimited number of shares authorized, no par value)	3,407,138
Net asset value, offering and redemption price per share	$14.89

(a)	Cash held as collateral at broker.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund
Consolidated Statement of Operations
For the period ended April 30, 2024 - (Unaudited)

Investment Income
Dividend income	$3,715,092
Interest income	5,299,477
Total investment income	9,014,569

Expenses
Adviser	4,681,940
Administration	211,011
Registration	62,947
Fund accounting	60,515
12b-1 fees- Investor class	57,966
Custodian	35,081
Report printing	22,111
Transfer agent	17,346
Audit and tax	16,609
Legal	12,032
Trustee	9,460
Compliance services	5,968
Insurance	4,676
Pricing	2,573
Miscellaneous	24,948
Total expenses	5,225,183
Fees waived and/or expenses by Adviser	(486,626)
Net operating expenses	4,738,557
Net investment income	4,276,012

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Foreign currency translations	(688,212)
Futures contracts	64,632,703
Change in unrealized appreciation (depreciation) on:
Investment securities	52,513,730
Foreign currency translations	(192,844)
Futures contracts	(27,844,105)
Net realized and unrealized gain (loss) on investment securities, securities sold short, written options, foreign currency translations and futures contracts	88,421,272
Net increase in net assets resulting from operations	$92,697,284

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund
Consolidated Statements of Changes in Net Assets

	For the Six	For the Year
	Months Ended	Ended October
	April 30, 2024	31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$4,276,012	$5,881,270
Net realized gain (loss) on investment securities, foreign currency translations and futures contracts	63,944,491	(20,424,767)
Change in unrealized appreciation on investment securities, foreign currency translations and futures contracts	24,476,781	29,027,048
Net increase in net assets resulting from operations	92,697,284	14,483,551

Distributions to Shareholders from Earnings:
Institutional Class	(23,638,727)	(12,795,277)
Investor Class	(1,533,077)	(1,053,361)
Total distributions	(25,171,804)	(13,848,638)

Capital Transactions - Institutional Class
Proceeds from shares sold	249,324,982	356,419,229
Reinvestment of distributions	23,242,661	12,695,724
Amount paid for shares redeemed	(125,153,563)	(255,121,675)
Total Institutional Class	147,414,080	113,993,278
Capital Transactions - Investor Class
Proceeds from shares sold	9,381,988	23,840,335
Reinvestment of distributions	1,481,920	1,016,168
Amount paid for shares redeemed	(10,710,935)	(22,206,060)
Total Investor Class	152,973	2,650,443
Net increase in net assets resulting from capital transactions	147,567,053	116,643,721
Total Increase in Net Assets	215,092,533	117,278,634

Net Assets
Beginning of period	$661,101,132	$543,822,498
End of period	$876,193,665	$661,101,132

Share Transactions - Institutional Class
Shares sold	17,595,815	26,362,081
Shares issued in reinvestment of distributions	1,770,195	971,363
Shares redeemed	(8,989,320)	(18,787,259)
Total Institutional Class	10,376,690	8,546,185
Share Transactions - Investor Class
Shares sold	659,075	1,771,363
Shares issued in reinvestment of distributions	113,210	77,987
Shares redeemed	(779,972)	(1,650,045)
Total Investor Class	(7,687)	199,305
Net increase in shares outstanding	10,369,003	8,745,490

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund - Institutional Class
Consolidated Financial Highlights

(For a share outstanding during each period)

	For the Six					For the
	Months					Period
	Ended April					Ended
	30, 2024		For the Years Ended October 31,			October 31,
	(Unaudited)		2023	2022	2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$13.71		$13.78	$14.12	$10.25	$10.00
Investment operations:
Net investment income (loss)	0.07		0.12	(0.14)	(0.06)	(0.02)
Net realized and unrealized gain on investments	1.61		0.16	0.59	4.07	0.27
Total from investment operations	1.68		0.28	0.45	4.01	0.25
Less distributions to shareholders from:
Net investment income	(0.12)		(0.07)	(0.61)	(0.14)	—
Net realized gains	(0.38)		(0.28)	(0.18)	—	—
Total distributions	(0.50)		(0.35)	(0.79)	(0.14)	—
Net asset value, end of period	$14.89		$13.71	$13.78	$14.12	$10.25
Total Return(b)	13.24	% (c)	2.16%	3.64%	39.45%	2.50	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$825,449		$614,526	$499,727	$118,606	$18,019
Ratio of net expenses to average net assets	1.24	% (d)	1.24%	1.24%	1.24%	1.24	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	1.37	% (d)	1.39%	1.46%	1.91%	4.21	% (d)
Ratio of net investment income (loss) to average net assets	1.15	% (d)	0.96%	(0.26)%	(0.49)%	(0.39	)% (d)
Portfolio turnover rate(e)	—	% (c),(f)	8%	158%	—%	15	% (c)

(a)	For the period December 30, 2019 (commencement of operations) to October 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Rounds to less than $0.05 per share.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund - Investor Class
Consolidated Financial Highlights

(For a share outstanding during each period)

	For the Six					For the
	Months					Period
	Ended April					Ended
	30, 2024		For the Years Ended October 31,			October 31,
	(Unaudited)		2023	2022	2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$13.64		$13.71	$14.08	$10.23	$10.00
Investment operations:
Net investment income (loss)	0.06		0.12	(0.26)	(0.08)	(0.02)
Net realized and unrealized gain on investments	1.72		0.13	0.67	4.05	0.25
Total from investment operations	1.78		0.25	0.41	3.97	0.23
Less distributions to shareholders from:
Net investment income	(0.08)		(0.04)	(0.60)	(0.12)	—
Net realized gains	(0.38)		(0.28)	(0.18)	—	—
Total distributions	(0.46)		(0.32)	(0.78)	(0.12)	—
Net asset value, end of period	$14.96		$13.64	$13.71	$14.08	$10.23
Total Return(b)	13.01	% (c)	1.96%	3.34%	39.16%	2.30	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$50,745		$46,575	$44,095	$9,298	$1,356
Ratio of net expenses to average net assets	1.49	% (d)	1.49%	1.49%	1.49%	1.49	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	1.62	% (d)	1.66%	1.71%	2.16%	4.46	% (d)
Ratio of net investment income (loss) to average net assets	0.92	% (d)	0.89%	(0.51)%	(0.75)%	(0.55	)% (d)
Portfolio turnover rate(e)	—	% (c),(f)	8%	158%	—%	15	% (c)

(a)	For the period December 30, 2019 (commencement of operations) to October 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Rounds to less than $0.05 per share.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements
April 30, 2024 - (Unaudited)

NOTE 1. ORGANIZATION

Standpoint Multi-Asset Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on October 10, 2019. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended from time to time (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Standpoint Asset Management, LLC (the “Adviser”). The investment objective of the Fund is to seek positive absolute returns.

The Fund currently offers two classes of shares, Institutional Class and Investor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The consolidated financial statements of the Fund include the Fund and its wholly-owned subsidiary, Standpoint Multi-Asset (Cayman) Fund, Ltd. (the “CFC”). The CFC commenced operations on January 8, 2020 and is incorporated in the Cayman Islands as an exempted company with limited liability.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2024 - (Unaudited)

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2024 - (Unaudited)

As of and during the six months ended April 30, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended April 30, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Cash and Cash Equivalents — Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Consolidated Statement of Assets and Liabilities. The Fund maintains cash in the bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2024 - (Unaudited)

Consolidation of Subsidiary – The Consolidated Schedules of Investments and Futures Contracts of the Fund include the investments of the CFC, which is a wholly-owned and controlled foreign subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the NAV of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. As of April 30, 2024, the net assets of the CFC were $96,407,787, which represented 11.00% of the Fund’s net assets.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2024 - (Unaudited)

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2024 - (Unaudited)

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination any may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$380,651,315	$—	$—	$380,651,315
U.S. Government & Agencies	—	238,510,808	—	238,510,808
Short Futures Contracts (a)	4,135,828	—	—	4,135,828
Total	$384,787,143	$238,510,808	$—	$623,297,951

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts(b)	$(4,988,514)	$—	$—	$(4,988,514)
Total	$(4,988,514)	$—	$—	$(4,988,514)

(a)	The amount shown represents the net unrealized appreciation/depreciation of the futures contracts.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2024 - (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS

Futures Contracts – The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s securities investments or to obtain market exposure in an effort to generate returns. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts.

The following tables identify the location and fair value of derivative instruments on the Consolidated Statement of Assets and Liabilities as of April 30, 2024, and the effect of derivative instruments on the Consolidated Statement of Operations for the six months ended April 30, 2024.

At April 30, 2024:

	Assets	Liabilities
Contract Type/	Unrealized	Unrealized
Primary Risk	Appreciation on	Depreciation on
Exposure	Futures Contracts*	Futures Contracts*
Equity Contracts	$1,246,211	$(7,426,459)
Foreign Exchange Contracts	3,702,419	(336,915)
Interest Rate Contracts	412,031	(109,172)
Commodity Contracts	7,656,147	(5,996,947)

*	Includes cumulative appreciation/(depreciation) on futures contracts, as reported in the Consolidated Schedule of Future Contracts. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

For the six months ended April 30, 2024:

	Commodity	Foreign Exchange		Interest
Location	Contracts	Contracts	Equity Contracts	Contracts	Total
Net realized gain (loss) on:
Futures contracts	$47,537,869	$(2,027,940)	$30,098,198	$(10,683,174)	$64,924,953
Net change in unrealized appreciation (depreciation)
Futures contracts	1,399,786	2,121,290	(6,095,914)	(25,269,266)	(29,093,024)

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2024 - (Unaudited)

The following table summarizes the average ending monthly fair value of derivatives outstanding during the six months ended April 30, 2024:

Average Ending Monthly
Derivatives	Notional Value
Long futures contracts	$563,437,051
Short futures contracts	(325,920,421)

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2024:

Gross Amounts Not Offset
in Statements of Assets and
Liabilities
Net Amounts
		Gross Amounts	of Liabilities
		Offset in	Presented in
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets and	Assets and	Financial	Collateral		Net
	Liabilities	liabilities	Liabilities	Instruments	Pledged		Amount
Variation Margin on Futures Contracts	$4,490,545	$(7,496,631)	$(3,003,086)	$—	$—	*	$—

*	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Consolidated Statement of Assets and Liabilities as Cash held at broker for futures contract transactions.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 1.24% of the Fund’s average daily net assets. For the six months ended April 30, 2024, before the waiver/ expense reimbursement described below, the Adviser earned a management fee of $4,681,940 from the Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses in order to limit total annual Fund operating expenses to 1.24% of the average daily net assets of each class of shares of the Fund through February 28, 2025(excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2024 - (Unaudited)

expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). For the six months ended April 30, 2024, the Adviser waived fees and/ or reimbursed expenses of $486,626. At April 30, 2024, the Adviser was owed $797,700 from the Fund for management services.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of April 30, 2024, the Adviser may seek repayment of management fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable Through
October 31, 2024	$202,611
October 31, 2025	707,778
October 31, 2026	936,444
April 30, 2027	486,626

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2024 - (Unaudited)

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities. One Trustee is a former employee of Ultimus who is paid by the Fund for serving in such capacity beginning May 2024.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

The Trust, with respect to the Fund, has adopted a Distribution Plan (the “Plan”) for its Investor Class shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of the Fund’s Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. For the six months ended April 30, 2024, Investor Class shares’ 12b-1 Expenses incurred by the Fund were $57,966. The Fund owed $18,645 for Investor Class 12b-1 Expenses as of April 30, 2024.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended April 30, 2024, purchases and sales of investment securities, other than short-term investments, were $52,774,026 and $–, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2024.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2024 - (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At April 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$67,486,613
Gross unrealized depreciation	(44,686)
Net unrealized appreciation on investments	$67,441,927

Tax cost of investments	$586,363,669

The tax character of distributions paid for the fiscal year ended October 31, 2023, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$2,693,579
Long-term capital gains	11,155,059
Total distributions paid	$13,848,638

At October 31, 2023, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$15,426,443
Undistributed long-term capital gains	9,316,255
Accumulated capital and other losses	(3,316,000)
Unrealized appreciation on investments	14,098,951
Total accumulated earnings	$35,525,649

NOTE 8. INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of April 30, 2024, the Fund had 43.44% of the value of its net assets invested in ETFs. The financial statements of these ETFs can be found at www.sec.gov.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2024 - (Unaudited)

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 through April 30, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	November	April 30,	During	Expense
	1, 2023	2024	Period(a)	Ratio
Standpoint Multi-Asset Fund
Institutional Class
Actual	$1,000.00	$1,132.40	$6.57	1.24%
Hypothetical(b)	$1,000.00	$1,018.70	$6.22	1.24%
Investor Class
Actual	$1,000.00	$1,130.10	$7.89	1.49%
Hypothetical(b)	$1,000.00	$1,017.45	$7.47	1.49%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied 182/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Investment Management Agreement Approval (Unaudited)

The Standpoint Multi-Asset Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Fund and, as required by law, considered the renewal of the Fund’s management agreement with its investment adviser, Standpoint Asset Management, LLC (“Standpoint”). In connection with such renewal, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held a teleconference on November 8, 2023 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the renewal of the management agreement between the Trust and Standpoint and the management agreement between Standpoint and Standpoint Multi-Asset (Cayman) Fund, Ltd. (the “CFC”). At the Trustees’ quarterly meeting held in November 2023, the Board interviewed representatives of Standpoint including Standpoint’s Chief Investment Officer, Chief Operating Officer, and Chief Compliance Officer. They also received a compliance review from the Trust CCO. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Standpoint (the “Independent Trustees”), approved the renewal of the management agreements with Standpoint for an additional year. The Trustees’ renewal of the Fund’s management agreements was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Standpoint provides to the Fund and the CFC, which include, but are not limited to, providing a continuous investment program for the Fund and the CFC, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees recalled that during a lengthy presentation and discussion during which they covered the investment strategy, investment process, cybersecurity, risk analysis and recommendations. The Trustees noted the positive organizational growth and the discipline with which they execute the Fund strategy. A Trustee had also reviewed the website, noting it is easy to navigate and well organized. The Trustees considered the qualifications and experience of Standpoint’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Standpoint who provide services to the Fund and the CFC. The Trustees concluded that Standpoint has adequate resources to support the Fund and is providing quality investment management services to the Fund, which includes management of the CFC. They noted the discipline, consistency and professional expertise, noting the Fund is well positioned in the marketplace.

(ii) Fund Performance. The Trustees next reviewed and discussed the Fund’s performance for periods ended September 30, 2023. The Trustees observed that the Fund had outperformed its blended benchmark index, the MSCI World (50%) and the ICE BofA U.S. 3-Month Treasury Bill (50%), Morningstar category, and peer group over the three-year and since-inception periods. The Trustees further noted that over the one-year period, the Fund slightly outperformed its peer group, performed in line with its Morningstar category, and underperformed the blended benchmark index. The Board discussed that Standpoint attributed the Fund’s one-year relative underperformance to the Fund’s exposure to certain global equities which were at or near lows during that period of time.

Investment Management Agreement Approval (Unaudited) (continued)

They noted the in-depth discussion provided by Standpoint, which included long-term research, a discussion on trend lines and stop loss triggers. It was the consensus of the Trustees that the returns were solid and they could expect Standpoint to continue providing reasonable returns to the Fund.

(iii) Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison which indicated that the Fund’s management fee is higher than the average and median of the Fund’s Morningstar category but lower than the peer group average and equal to the peer group median. The Trustees noted that the Fund’s net expense ratio is higher than the Morningstar category median but lower than the Morningstar category average and lower than the peer group median and average. The Board considered Standpoint’s explanation that the funds in the Morningstar category consisted of U.S Stocks, bonds, or options on stocks as their core holdings while Standpoint actively traded futures across the globe in many sectors and currencies. They further noted Standpoint’s assertion that it preferred to start with a lower management fee to launch the Fund and therefore is still recouping start-up costs and has employee owners they believe in the product. The Trustees further noted the fees are in the lower 1/3 of funds with alternative investments while the returns are in the top decile.

The Trustees also considered a profitability analysis prepared by Standpoint for its management of the Fund, including the CFC, which indicated that Standpoint is earning a profit as a result of managing the Fund. The Trustees considered other potential benefits that Standpoint may receive in connection with its management of the Fund, including third-party research obtained by its soft dollar arrangements, and noted Standpoint’s representation that it does not enter into soft dollar arrangements on behalf of the Fund. The Trustees acknowledged factors cited by Standpoint to support the level of profits, including, without limitation, its competitively low management fee and the resources required in light of the sophistication of the strategy. The Board considered the protection from higher fees offered to shareholders from the expense limitation agreement. The Trustees determined that the profit is not excessive in light of Standpoint’s expertise and the excellent services provided to the Fund.

After considering the above information, the Trustees concluded that the management fee for the Fund represents reasonable compensation in light of the nature and quality of Standpoint’s services to the Fund and the CFC, the fees paid by competitive mutual funds, and the profitability of Standpoint’s services to the Fund and CFC.

(iv) Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Standpoint will realize economies of scale as the Fund grows larger. The Trustees considered Standpoint’s explanation that it originally set its management fee at a competitive level with peers and does not believe breakpoints are warranted at the current asset level. The Trustees considered that, in light of the expense limitation agreement, which effectively provided shareholders with some benefits of scale despite lower asset levels, the absence of breakpoints and/or a reduction in the management fee should not be required at this time.

Rev: August 2020

FACTS	WHAT DOES STANDPOINT MULTI-ASSET FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

■    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (866) 738-1128

Who we are
Who is providing this notice?	Standpoint Multi-Asset Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    buy securities from us or sell securities to us

■    make deposits or withdrawals from your account

■    give us your account information

■    make a wire transfer

■    tell us who receives the money

■    tell us where to send the money

■    show your government-issued ID

■    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes— information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Standpoint Asset Management, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (866) 738-1128 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chair David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Standpoint Asset Management, LLC 4250 North Drinkwater Boulevard, Suite 300 Scottsdale, AZ 85251	CUSTODIAN U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC Member FINRA/SIPC

Standpoint-SAR-24

(b)	Not applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – disclosed with annual report

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By /s/ Martin R, Dean

Martin R. Dean, Principal Executive Officer

Date 6/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Martin R, Dean

Martin R. Dean, Principal Executive Officer

Date 6/28/2024_

By /s/ Zachary P. Richmond

Zachary P. Richmond, Principal Financial Officer

Date 6/28/2024